Supplemental Cash Flow Disclosure - Summary of Non-cash Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Acquired property, plant and equipment included in trade and other payables	$ 155,352	$ 158,309
Intangible assets included in trade and other payables	$ 109,971	$ 72,043